Income and Expenses - Summary of Cost of Sales and Services (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Cost of computers, cellular handsets, cellular SIM -packs sold and broadband data modems (Note 18)	₱ 10,277	₱ 16,053	₱ 15,794
Cost of services (Note 18)	2,572	1,540	1,064
Cost of point-product-sales (Note 18)	784	700	579
Cost of satellite air time and terminal units (Note 25)			16
Total cost of sales and services	₱ 13,633	₱ 18,293	₱ 17,453